Accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Accounting Estimates and Judgments [Abstract]
Accounting estimates and judgments	Accounting estimates and judgments
The Group’s accounts are prepared on a going concern basis. The preparation of the consolidated financial statements in conformity with IFRS requires that management and the Board of Directors make estimates and assumptions which affect the amounts of the assets and liabilities, contingent liabilities, as well as the income and expenses reported in the consolidated financial statements. These estimates take into consideration historic experience as well as developments in the economic circumstances and are further based on management’s best knowledge of current events and actions that the Group may undertake in the future. These estimates are subject to risks and uncertainties. The actual results can deviate from these estimates.